SUBSEQUENT EVENTS (Details) ¥ in Thousands	Apr. 24, 2017	Mar. 08, 2017 $ / shares	Mar. 08, 2017 CNY (¥)	Dec. 31, 2015 CNY (¥)
Subsequent Event
Dividend payable				¥ 126,876
Subsequent event
Subsequent Event
Annual dividend declared (in dollars per share) | $ / shares		$ 0.80
Dividend payable			¥ 385,000
Percentage of revenue recognized that is carried out on the Guangdong Exchange	41.00